SCHEDULE OF UNDISCOUNTED FINANCIAL LIABILITIES (Details) - Security Matters Limited [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	$ 4,479	$ 1,896
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	1,444	272
Later than five years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Trade and other payables [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	3,622	1,589
Trade and other payables [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Trade and other payables [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Bridge Loan [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Bridge Loans [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	989
Bridge Loans [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Government grants [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	75
Government grants [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	84
Government grants [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Lease liabilities [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	72	37
Lease liabilities [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	371	272
Lease liabilities [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	270	193
Borrowing [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	710	270
Borrowing [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Borrowing [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	$ 270	$ 193